Commitments and Contingencies - Consumption Tax Refunds (Details) (Salerno, Consumption tax refunds) In Millions, unless otherwise specified	1 Months Ended
	Jan. 31, 2012 USD ($)	Jan. 31, 2012 EUR (€)
Gain Contingencies [Line Items]
Cash received from consumption tax refunds and deferred in Other Liabilities	$ 27	€ 20